Fair Value Measurement - Assets (Liabilities) Measured on Recurring Basis (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Natural Gas Futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value	$ 244	$ 67	$ (1,960)
Natural Gas Futures | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value	0	0	0
Natural Gas Futures | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value	244	67	(1,960)
Natural Gas Futures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value	0	0	0
Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value		0	65
Foreign Exchange Contract | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value		0	0
Foreign Exchange Contract | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value		0	65
Foreign Exchange Contract | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset (liabilities) at fair value		$ 0	$ 0